VANECK ENVIRONMENTAL SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.1%
Canada : 4.2%
GFL Environmental, Inc.
(USD) 73,147 $ 3,690,998
Underline
United States : 95.9%
ABM Industries, Inc. 80,810 3,815,040
Aris Water Solutions, Inc. 68,996 1,631,755
Casella Waste Systems, Inc. * 31,235 3,603,894
CECO Environmental Corp. *
† 123,725 3,502,655
Clean Harbors, Inc. * 15,992 3,697,031
Darling Ingredients, Inc. * 93,964 3,564,994
Donaldson Co., Inc. 52,508 3,641,430
Ecolab, Inc. 32,691 8,808,263
Energy Recovery, Inc. * 139,990 1,789,072
Montrose Environmental
Group, Inc. * † 73,669 1,612,615
Perma-Fix Environmental
Services, Inc. * † 172,797 1,817,825
PureCycle Technologies,
Inc. * † 305,404 4,184,035
Radius Recycling, Inc. 58,786 1,745,356
Republic Services, Inc. 35,013 8,634,556
Number
of Shares Value
United States (continued)
STERIS PLC 15,032 $ 3,610,987
Tennant Co. 48,542 3,761,034
Tetra Tech, Inc. 100,811 3,625,164
Veralto Corp. 37,075 3,742,721
Waste Connections, Inc. 46,506 8,683,600
Waste Management, Inc. 37,076 8,483,730
83,955,757
Total Common Stocks
(Cost: $76,718,983) 87,646,755
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
3.2%
Money Market Fund: 3.2%
(Cost: $2,795,623)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 2,795,623 2,795,623
Total Investments: 103.3%
(Cost: $79,514,606) 90,442,378
Liabilities in excess of other assets: (3.3)% (2,852,889)
NET ASSETS: 100.0% $ 87,589,489
Definitions:
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $7,160,872.